Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	159,093,585.85	18,397
Yield Supplement Overcollateralization Amount 02/28/21	3,834,034.00	0
Receivables Balance 02/28/21	162,927,619.85	18,397
Principal Payments	12,843,007.95	624
Defaulted Receivables	328,981.36	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	3,362,087.73	0
Pool Balance at 03/31/21	146,393,542.81	17,739

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.92%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,089,477.80	249
Past Due 61-90 days	421,128.42	33
Past Due 91-120 days	69,307.35	6
Past Due 121+ days	0.00	0
Total	3,579,913.57	288

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	475,238.91
Aggregate Net Losses/(Gains) - March 2021	(146,257.55)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-1.08%
Prior Net Losses Ratio	-0.60%
Second Prior Net Losses Ratio	1.44%
Third Prior Net Losses Ratio	0.43%
Four Month Average	0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.24%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.65%
Weighted Average Remaining Term	22.43

Flow of Funds	$ Amount
Collections	14,590,807.98
Investment Earnings on Cash Accounts	36.21
Servicing Fee	(135,773.02)
Transfer to Collection Account	0.00
Available Funds	14,455,071.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	203,870.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,700,043.04
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,482,336.13
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	14,455,071.17

Servicing Fee	135,773.02
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 03/15/21	146,239,840.21
Principal Paid	12,700,043.04
Note Balance @ 04/15/21	133,539,797.17

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2a
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2b
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	16,789,840.21
Principal Paid	12,700,043.04
Note Balance @ 04/15/21	4,089,797.17
Note Factor @ 04/15/21	0.9600463%

Class A-4
Note Balance @ 03/15/21	94,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	94,750,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	34,700,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	34,700,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	272,692.00
Total Principal Paid	12,700,043.04
Total Paid	12,972,735.04

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10600%
Coupon	0.24600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	27,003.66
Principal Paid	12,700,043.04
Total Paid to A-3 Holders	12,727,046.70

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2170337
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1078778
Total Distribution Amount	10.3249115

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0633889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.8123076
Total A-3 Distribution Amount	29.8756965

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	3,213,436.41
Investment Earnings	27.29
Investment Earnings Paid	(27.29)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$535,715.49	$739,835.22	$716,744.63
Number of Extensions	44	66	58
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.43%	0.39%